ENVIRONMENTAL LIABILITIES - Summary of Estimated Future Environmental Expenditures (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Environmental Remediation Obligations [Abstract]
2026	$ 7
2027	6
2028	2
2029	1
2030	2
Thereafter	26
Total	$ 44